Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Total
Balances at Dec. 31, 2013	$ 1	$ (182)	$ 2,668	$ 6	$ 2,493
Comprehensive income:
Net earnings			367	1	368
Other comprehensive loss, net of tax		(71)			(71)
Repurchase of common stock			(53)		(53)
Reduction to noncontrolling interests				(2)	(2)
Balances at Dec. 31, 2014	1	(253)	2,982	5	2,735
Comprehensive income:
Net earnings			171	1	172
Other comprehensive loss, net of tax		(25)			(25)
Balances at Dec. 31, 2015	1	(278)	3,153	6	2,882
Comprehensive income:
Net earnings			312	2	314
Other comprehensive loss, net of tax		(26)			(26)
Additions to noncontrolling interests				5	5
Balances at Dec. 31, 2016	$ 1	$ (304)	$ 3,465	$ 13	$ 3,175